Share Purchase Warrants (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended	0 Months Ended
	Sep. 30, 2013	Dec. 31, 2012 Share purchase warrants	Jun. 01, 2013 Common Stock issued to a Consultant Share purchase warrants
No of warrants granted pursuant to consulting agreement	3,250,000		250,000
Fair value of warrants granted pursuant to consulting agreement			$ 44,884
Weighted average exercise price of warrants			$ 0.50
Warrants expiry date			May 31, 2014
Valuation Model Used			Black-Scholes option pricing model
Risk-free interest rate			0.14%
Expected Life			1 year
Expected volatility			254.00%
Expected Dividends